Acquisition of Pershing Gold Corporation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Schedule of Consideration Paid

The consideration paid is calculated as follows:

Non-diluted Pershing Gold common shares outstanding, April 3, 2019	33,686,921
Implicit share exchange ratio	0.715

The Company’s common shares exchanged for Pershing Gold common shares	24,085,928
The Company’s common share price, April 3, 2019 (USD)	1.55

Total common share consideration	$37,418
Consideration on the exchange of Pershing Gold for the Company’s equity instruments:
Preferred shares exchanged for common shares	383
Preferred shares exchanged for preferred shares	5,714
Restricted share units exchanged for common shares	803
Warrants exchanged for warrants	1

Total equity consideration	44,319
Pre-existing convertible loan from the Company to Pershing Gold	2,913

Total consideration	$47,232

Schedule of Purchase Price Allocation

The purchase price allocation is as follows:

Cash and cash equivalents	$241
Prepaid expenses	609
Restricted cash	3,787
Property, plant and equipment	49,272
Trade and other payables	(5,454)
Decommission provision	(1,223)

Net assets acquired	$47,232